VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA K

File No. 811- 10617, CIK 0001143311

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA K, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, (Invesco Variable Insurance Funds) AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 9/2/2011, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 8/25/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 8/18/2011, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 8/31/2011, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On 8/29/2011, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

Securities and Exchange Commission

•	On 8/31/2011, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000918571);

•	On 8/31/2011, Columbia Funds Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000815425);

•	On 8/31/2011, Columbia Funds Variable Insurance Trust I filed its semi annual report with the Commission via EDGAR (CIK: 0001047987);

•	On 8/24/2011, Oppenheimer Variable Account Funds filed its semi annual report with the Commission via EDGAR (CIK: 0000752737);

•	On 8/26/2011, Putnam Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000822671);

•	On 8/22/2011, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Life Insurance Company